Commitments and Contingencies Disclosure: August 31, (Tables)	12 Months Ended
Aug. 31, 2015
Tables/Schedules
August 31,	August 31,
Year	Lease
2016	168,173

2017	168,173
2018	168,173
2019	168,173
2020	168,173